Derivative Instruments - Summary of Derivative Positions (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
U.S. Dollar-denominated interest rate swap 1 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3 month
U.S. Dollar-denominated interest rate swap, Principal Amount	$ 200,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(9,871)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	3 years 3 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	2.61%
U.S. Dollar-denominated interest rate swap 2 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3 month
U.S. Dollar-denominated interest rate swap, Principal Amount	100,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	(16,848)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	4 years 3 months 18 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	5.55%
U.S. Dollar-denominated interest rate swap 3 [Member]
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap, Interest Rate Index	USD LIBOR 3 month
U.S. Dollar-denominated interest rate swap, Principal Amount	45,000
U.S. Dollar-denominated interest rate swap, Fair Value/Carrying Amount of Asset (Liability)	$ (6)
U.S. Dollar-denominated interest rate swap, Remaining Term (years)	1 month 6 days
U.S. Dollar-denominated interest rate swap, Fixed Interest Rate	1.19%